RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 21 – RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

Management of the Company has determined that a restatement was required on previously reported consolidated financial statements for the three and six months ended June 30, 2020 and 2019 and all related disclosures (the “Restatement”). As of August 14, 2020, the date on which the initial Consolidated Financial Statements for the three and six months ended June 30, 2020 were issued (the “Original Financial Statements”):

(1)	the Company could not ascertain with certainty the collectability of the Branded Legacy Note due to the principal amount and duration of the note. The previous disclosure, which was contained in Note 13, Commitments and Contingencies, in the Original Financial Statements, was determined to be inappropriate for the Branded Legacy Note, resulting in inaccuracies in the Consolidated Balance Sheet as of June 30, 2020 and the Consolidated Statements of Loss dated June 30, 2020 and 2019. Management has since determined that the Branded Legacy Note, which has an outstanding principal amount of $1.5 million, should be presented on the Consolidated Balance Sheet, and an allowance of $1.5 million would be assessed.

(2)	the Company determined that the Private Placement of the Debentures and the Warrant pursuant to the SPA, which is described in Note 9, Securities Purchase Agreement, Derivative Liabilities, and Warrant, that resulted in a derivative liability and warrant, was erroneously computed, resulting in inaccuracies in the Consolidated Balance Sheet as of June 30, 2020 and Consolidated Statements of Loss for the three and six months ended June 30, 2020.

The impact of these reclassifications are as follows:

	Restated	Previous	Restated	Previous
	June 30,	June 30	December 31,	December 31,
Balance Sheet as of:	2020	2020	2019	2019
Note Receivable	$1,500,000	$-	$1,500,000	$-
Less: Allowance for doubtful accounts	(1,500,000)	-	(1,500,000)	$-
Note Receivable, net	$-	$-	$-	$-
Change in total assets	$-	$-	$-	$-
Convertible Debenture	$250,000	227,500	$-	-
Derivative liability	148,628		-	-
Warrant liability		12,500	-	-
Additional paid in-capital - Warrant	281,565	-	-	-
Change in liabilities and stockholders’ deficit	$680,193	$240,000	$-	$-

Statements of Loss	Restated	Previous	Restated	Previous
Three Months Ended June 30,	2020	2020	2019	2019
Expense	$(2,699)	$(2,699)	$-	$-
Interest expense related to Debentures origination fee	(15,000)	-	-	-
Interest expense related to the Warrants issued in Private Placement	(281,565)	-	-	-
Loss on derivative liability	(148,628)	-	-	-
Other Income	6,291	6,291	-	-
Change in Net Income (Loss)	$(441,601)	$3,592	$-	$-

Statements of Loss	Restated	Previous	Restated	Previous
Six Months Ended June 30,	2020	2020	2019	2019
Expense	$(2,699)	$(2,699)	$-	$-
Interest expense related to Debentures origination fee	(15,000)		-	-
Interest expense related to the Warrant issues in Private Placement	(281,565)		-	-
Loss on derivative liability	(148,628)		-	-
Other Income	6,291	6,291	-	-
Change in Net Income (Loss)	$(441,601)	$3,592	$-	$-

NOTE 21 – RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

Management of the Company has determined that a restatement was required on previously reported consolidated financial statements for the year ended December 31, 2019 and 2018 and all related disclosures (the “Restatement”).

As of April 9, 2020, the date on which the initial Consolidated Financial Statements for the year ended December 31, 2019 were available to be issued (the “Original Financial Statements”), the Company could not ascertain with certainty the collectability of the Branded Legacy Note due to the principal amount and duration of the note. The previous disclosure, which was contained in Note 13, Commitments and Contingencies, of the Original Financial Statements, was deemed to be inappropriate for the Branded Legacy Note, resulting in inaccuracies in the Consolidated Balance Sheet as of December 31, 2019 and the Consolidated Statements of Loss dated December 31, 2019 and 2018. Management has since determined that the Branded Legacy Note, which has an outstanding principal amount of $1.5 million, should be presented on the Consolidated Balance Sheet, and an allowance of $1.5 million would be assessed. The impact of the reclassifications are as follows:

	Restated	Previous	Restated	Previous
Balance Sheets as December 31,	2019	2019	2018	2018
Note Receivable	$1,500,000	$-	$-	$-
Less: Allowance for doubtful accounts	(1,500,000)	-	-	-
Note Receivable, net	$-	$-	$-	$-

	Restated	Previous	Restated	Previous
Statements of Loss as December 31,	2019	2019	2018	2018
Expense	$(1,514,160)	$14,160	$-	$-
Other Income	1,498,352	-	1,648	-
Change in Net Income	$(15,808)	$14,160	$1,648	$-